Fair Value Measurements - Summary of Amount Recognized in Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on cash flow hedges	$ (543)		$ (2,314)
Total other comprehensive loss	(543)		(2,314)
Swap Transaction [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total other comprehensive loss	(543)	$ 0	(2,314)	$ 0
Swap Transaction [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on cash flow hedges	$ (543)	$ 0	$ (2,314)	$ 0